Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel Employed Per Sector [Line Items]
Average Number Of Payroll Employees Employed	22,192	18,204	15,136
Total employees (in FTEs)	24,900	23,247	19,216
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,953	5,674	5,051
Sales Sector [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	624	559	184
Research And Development Sector [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	10,166	9,267	7,352
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,933	5,779	4,909
Strategic Supply Management Sector [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	326	267	203
General And Administrative Sector [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,898	1,701	1,517
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,681	3,203	2,997
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	23,219	20,044	16,219
Netherlands
Personnel Employed Per Sector [Line Items]
Average Number Of Payroll Employees Employed	11,376	8,597	7,211